EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
EQUITY-BASED COMPENSATION
EQUITY-BASED COMPENSATION

14.    EQUITY-BASED COMPENSATION

Currently, we have the following nine equity-based compensation plans that were approved by the board of directors of WUP prior to the Business Combination, Wheels Up Partners Holdings LLC Equity Incentive Plan (“'MIP Plan”), Wheels Up Partners Holdings LLC Equity Incentive Plan II (“MIP Plan II”); Wheels Up Partners Holdings LLC Equity Incentive Plan III (“MIP Plan III”); Wheels Up Partners Holdings LLC Equity Incentive Plan IV (“MIP Plan IV”); and Wheels Up Partners Holdings LLC Equity Incentive Plan V (“MIP Plan V”); Wheels Up Partners Holdings LLC Equity Incentive Plan VI (“MIP Plan VI”); Wheels Up Partners Holdings LLC Equity Incentive Plan VII (“MIP Plan VII”) and Wheels Up Partners Holdings LLC Equity Incentive Plan VIII (“MIP Plan VIII”); which collectively constitute the management incentive plan and the Wheels Up Partners Holdings LLC Option Plan, which is the WUP stock option plan. Immediately following the closing of the Business Combination, no further grants could be made under the WUP management incentive plan or the WUP stock option plan.

In connection with the Business Combination, the board of directors (the “Board”) and stockholders of Wheels Up adopted the 2021 LTIP, for employees, consultants and other qualified persons. The 2021 LTIP provides for the grant of incentive options, nonstatutory options, restricted stock, RSUs, rights, dividend equivalents, other stock-based awards, performance awards, cash awards or any combination of the foregoing.

As of the Closing Date, in connection with the Business Combination, the Board granted accelerated vesting of approximately 18 months on all outstanding equity-based compensation awards granted under the WUP management incentive plan or WUP stock option plan. This modification to our awards resulted in the acceleration of all remaining compensation cost due to a shorter requisite service period as compared to the original award. There was no change to the fair value or incremental compensation cost incurred.

WUP Management Incentive Plan

In March 2014, the WUP management incentive plan was established, which provided for the issuance of WUP profits interests, restricted or unrestricted, to employees, consultants and other qualified persons.

WUP Profits Interests

As of December 31, 2021, an aggregate of 31.3 million profits interests have been authorized and issued under the WUP management incentive plan.

The following table summarizes the profits interests activity under the WUP management incentive plan as of December 31, 2021:

		Weighted-
	Number of WUP	Average Grant
	Profits Interests	Date Fair Value
	(In thousands)
Outstanding WUP profits interests as of January 1, 2021	29,111	$0.42
Granted	—	—
Exchanged	(292)	0.74
Expired/forfeited	—	—
Outstanding WUP profits interests as of December 31, 2021	28,819	$0.42

The weighted-average remaining contractual term as of December 31, 2021 for WUP profits interests outstanding was approximately 9.5 years.

The following table summarizes the status of non-vested WUP profits interests as of December 31, 2021:

		Weighted-
	Number of WUP	Average Grant
	Profits Interests	Date Fair Value
	(In thousands)
Non-vested WUP profits interests as of January 1, 2021	12,619	$0.29
Granted	—	—
Vested	(7,886)	0.25
Forfeited	—	—
Non-vested WUP profits interests as of December 31, 2021	4,733	$0.35

The total unrecognized compensation cost related to non-vested WUP profits interests was $1.4 million as of December 31, 2021 and is expected to be recognized over a weighted-average period of 1.1 years. The total fair value of vested WUP profits interests amounted to $2.0 million for the year ended December 31, 2021.

WUP Restricted Interests

As of December 31, 2021, under MIP Plan VII, 4.7 million WUP restricted interests have been authorized and issued to certain Wheels Up employees.

The following table summarizes the restricted interests activity under the WUP management incentive plan as of December 31, 2021:

	Number of WUP	Weighted-
	Restricted	Average Grant
	Interests	Date Fair Value
(In thousands)
Non-vested and outstanding WUP restricted interests as of January 1, 2021	4,662	$3.98
Granted	—	—
Vested	—	—
Expired/forfeited	—	—
Non-vested and outstanding WUP restricted interests as of December 31, 2021	4,662	$3.98

The weighted-average remaining contractual term as of December 31, 2021 for WUP restricted interests outstanding was approximately 8.0 years.

The total unrecognized compensation cost related to non-vested WUP restricted interests was $4.3 million as of December 31, 2021 and is expected to be recognized over a weighted-average period of 0.7 years. WUP restricted interests are time and performance-based awards that vest with a change in control or initial public offering. As a result, we started recording compensation cost for WUP restricted interests on the Closing Date.

The WUP restricted interests granted vest when both of the following conditions exist: (i) ratably over a four-year service period and (ii) upon the first to occur of (A) a change of control and (B) the later to occur of (1) six months after an initial public offering and (2) 30 days after the expiration of any applicable lock-up period in connection with an initial public offering. The WUP restricted interests lock-up period expired on February 8, 2022. As of this date, the holders of WUP restricted interests met the vesting conditions for the portion of their awards that did not require further service.

WUP Stock Option Plan

In December 2016, the WUP stock option plan was established, which provided for the issuance of stock options to purchase WUP common interests at an exercise price based on the fair market value of the interests on the date of grant. Generally, WUP stock options granted vest over a four-year service period and expire on the tenth anniversary of the grant date. As of December 31, 2021, the number of WUP stock options authorized and issued in aggregate under the WUP stock option plan was 17.5 million.

The following table summarizes the activity under the WUP stock option plan as of December 31, 2021:

	Number of	Weighted-	Weighted-
	WUP Stock	Average Exercise	Average Grant
	Options	Price	Date Fair Value
	(In thousands)
Outstanding WUP stock options as of January 1, 2021	16,284	$7.51	$1.17
Granted	—	—	—
Exercised	(352)	7.14	0.72
Forfeited	(60)	7.20	0.68
Expired	(159)	7.16	0.70
Outstanding WUP stock options as of December 31, 2021	15,713	$7.52	$1.19
Exercisable WUP stock options as of December 31, 2021	11,742	$7.40	$1.04

The aggregate intrinsic value as of December 31, 2021 for WUP stock options that were outstanding and exercisable was $0.

The weighted-average remaining contractual term as of December 31, 2021 for WUP stock options that were outstanding and exercisable was approximately 7.8 years and 7.6 years, respectively.

The following table summarizes the status of non-vested WUP stock options as of December 31, 2021:

	Number of WUP	Weighted-
	Stock	Average Grant
	Options	Date Fair Value
	(In thousands)
Non-vested WUP stock options as of January 1, 2021	10,987	$1.41
Granted	—	—
Vested	(6,940)	1.29
Expired	(23)	1.16
Forfeited	(53)	0.69
Non-vested WUP stock options as of December 31, 2021	3,971	$1.63

The total unrecognized compensation cost related to non-vested WUP stock options was $6.3 million as of December 31, 2021 and is expected to be recognized over a weighted-average period of 1.5 years. The total fair value of WUP stock options vested approximated $8.9 million for the year ended December 31, 2021.

The WUP profits interests, WUP restricted interests, WUP stock options and stock options valuations were determined using Level 3 inputs. The expected seven-year term was estimated using the midpoint of the four-year service period and the ten-year contractual term of the awards. Expected volatility was estimated based on the historical volatilities of publicly traded companies within the airline industry and certain comparable travel technology companies. We used the published yields for zero-coupon Treasury notes to determine the risk-free interest rate. The expected dividend yield is zero as we have never paid and do not currently anticipate paying any cash dividends.

2021 LTIP

As of December 31, 2021, an aggregate of 27.3 million shares were authorized for issuance under the 2021 LTIP.

RSUs

Wheels Up RSUs granted under the 2021 LTIP vest quarterly or annually over a one to three-year service period. The following tables summarize the activity under the 2021 LTIP related to RSUs as of December 31, 2021:

		Weighted-
	Number of	Average Grant
	RSUs	Date Fair Value
	(In thousands)
Non-vested and outstanding RSUs as of January 1, 2021	—	$—
Granted	8,493	7.32
Vested	(77)	7.48
Forfeited	(5)	7.44
Non-vested and outstanding RSUs as of December 31, 2021	8,411	$7.32

The total unrecognized compensation cost related to non-vested RSUs was $54.9 million as of December 31, 2021 and is expected to be recognized over a weighted-average period of 2.3 years.

Wheels Up Stock Options

Wheels Up stock options granted under the 2021 LTIP vest quarterly over a three-year service period and expire on the tenth anniversary of the grant date. The following table summarizes the activity under the 2021 LTIP related to stock options as of December 31, 2021:

	Number of	Weighted-	Weighted-
	Wheels Up	Average Exercise	Average Grant
	Stock Options	Price	Date Fair Value
(In thousands)
Outstanding Wheels Up stock options as of January 1, 2021	—	$—	$—
Granted	921	10.00	4.75
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding Wheels Up stock options as of December 31, 2021	921	$10.00	$4.75
Exercisable Wheels Up stock options as of December 31, 2021	153	$10.00	$4.75

The aggregate intrinsic value as of December 31, 2021 for Wheels Up stock options that were outstanding and exercisable was $0.

The weighted-average remaining contractual term as of December 31, 2021 for Wheels Up stock options that were outstanding and exercisable was approximately 9.5 years and 9.5 years, respectively.

The following table summarizes the status of non-vested Wheels Up stock options as of December 31, 2021:

	Number of	Weighted-
	Wheels Up	Average Grant
	Stock Options	Date Fair Value
	(In thousands)
Non-vested Wheels Up stock options as of January 1, 2021	—	$—
Granted	921	4.75
Vested	(153)	4.75
Expired	—	—
Forfeited	—	—
Non-vested Wheels Up stock options as of December 31, 2021	768	$4.75

The total unrecognized compensation cost related to non-vested Wheels Up stock options was $3.8 million as of December 31, 2021 and is expected to be recognized over a weighted-average period of 2.3 years. The total fair value of Wheels Up stock options vested approximated $0.7 million for the year ended December 31, 2021.

Fair Value Estimates

We estimated fair value to measure compensation cost of the WUP profits interests, WUP restricted interests, WUP stock options and Wheels Up stock options on the date of grant using techniques that are considered to be consistent with the objective of measuring fair value. In selecting the appropriate technique, management considered, among other factors, the nature of the instrument, the market risks that it embodies, and the expected means of settlement. We generally used the Black Scholes option-pricing model, that embodies all of the requisite assumptions, including expected trading volatility, expected term, risk-free interest rate and expected dividend yield, necessary to fair value an award.

Estimating fair values of the WUP profits interests, WUP restricted interests, WUP stock options and Wheels Up stock options requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external factors. In addition, option-pricing models are highly volatile and sensitive to changes.

The following table summarizes the significant assumptions used in the Black Scholes option-pricing model to estimate the fair value on the date of grant:

	2021	2020	2019
Expected term (in years)	7	7	7
Expected volatility	46%	44% – 47%	32%-35%
Weighted-average volatility	46%	46%	35%
Risk-free rate	1.2%	0.4% – 0.7%	1.4%-2.8%
Expected dividend rate	0%	0%	0%

Equity-Based Compensation Expense

Compensation expense for profits interests recognized in the consolidated statements of operations was $1.7 million, $1.1 million and $0.9 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Compensation expense for restricted interests recognized in the consolidated statements of operations was $14.2 million, $0 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.

Compensation expense for WUP stock options and Wheels Up stock options recognized in the consolidated statements of operations was $8.5 million, $2.2 million and $1.0 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Compensation expense for RSUs recognized in the consolidated statements of operations was $7.3 million, $0 and $0 for the years ended December 31, 2021, 2020 and 2019, respectively.

The following table summarizes equity-based compensation expense recognized by consolidated statement of operations line item (in thousands):

	Year Ended December 31,
	2021	2020	2019
Cost of revenue	$4,541	$293	$455
Technology and development	1,340	445	449
Sales and marketing	5,185	1,055	723
General and administrative	38,607	1,549	255
Total equity-based compensation expense	$49,673	$3,342	$1,882

Earnout Shares

The 9,000,000 Earnout Shares vest with the achievement of separate market conditions. One-third of the Earnout Shares will meet the market condition when the closing Class A common stock price is greater than or equal to $12.50 for any 20 trading days within a period of 30 consecutive trading days within five years of the Closing Date. An additional one-third will vest when the Class A common stock is greater than or equal to $15.00 over the same measurement period. The final one-third will vest when the Class A common stock is greater than or equal to $17.50 over the same measurement period.

Earnout Shares that are attributable to profits interests and restricted interests require continued employment as of the date on which each of the Earnout Share market conditions are met. In the event such Earnout Shares are forfeited, the number of shares that could be issued will be redistributed on a pro-rata basis to all other holders of Earnout Shares. Upon redistribution to any holder of profits interests or restricted interests, such awards will be recorded as new awards. There have been no forfeitures of Earnout Shares as of December 31, 2021.

The grant-date fair value of the Earnout Shares attributable to the holders of profits interests and restricted interests, using a Monte Carlo simulation model, was $57.9 million and will be recognized as compensation expense on a graded vesting basis over the derived service period or shorter if the Earnout Shares vest. The derived service period began on the Closing Date and is a weighted-average period of 1.7 years.

Based on the Class A common stock trading price the market conditions were not met and no Earnout Shares vested as of December 31, 2021. Compensation expense for Earnout Shares recognized in the consolidated statements of operations was $18.0 million for the year ended December 31, 2021. The total unrecognized compensation cost related to Earnout Shares was $39.9 million as of December 31, 2021 and is expected to be recognized over a weighted-average remaining period of 1.3 years.